MARKETABLE SECURITIES (Schedule of unrealized losses for less than 12 months and 12 months or greater) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Fair value	$ 77,774	$ 77,616
Unrealized losses	48	$ 224
Less than 12 months [Member]
Marketable Securities [Line Items]
Fair value	65,083
Unrealized losses	30
More than 12 months [Member]
Marketable Securities [Line Items]
Fair value	12,691
Unrealized losses	18
Corporate debentures [Member]
Marketable Securities [Line Items]
Fair value	35,825
Unrealized losses	14
Corporate debentures [Member] | Less than 12 months [Member]
Marketable Securities [Line Items]
Fair value	29,905
Unrealized losses	0
Corporate debentures [Member] | More than 12 months [Member]
Marketable Securities [Line Items]
Fair value	5,920
Unrealized losses	14
Government agencies [Member]
Marketable Securities [Line Items]
Fair value	11,883
Unrealized losses	9
Government agencies [Member] | Less than 12 months [Member]
Marketable Securities [Line Items]
Fair value	8,594
Unrealized losses	7
Government agencies [Member] | More than 12 months [Member]
Marketable Securities [Line Items]
Fair value	3,289
Unrealized losses	2
Government debentures [Member]
Marketable Securities [Line Items]
Fair value	30,066
Unrealized losses	25
Government debentures [Member] | Less than 12 months [Member]
Marketable Securities [Line Items]
Fair value	26,584
Unrealized losses	23
Government debentures [Member] | More than 12 months [Member]
Marketable Securities [Line Items]
Fair value	3,482
Unrealized losses	$ 2